Nov. 09, 2018

PIMCO Funds

Supplement dated November 9, 2018 to the
International Bond Funds Prospectus (the "Prospectus"),
and to the Statement of Additional Information (the "SAI"), each dated July 30, 2018, each as supplemented from time to time

Disclosure Related to the PIMCO Emerging Local Bond Fund (the "Fund")

IMPORTANT NOTICE REGARDING CHANGES IN THE FUND'S NAME, NON-FUNDAMENTAL INVESTMENT POLICY AND PRINCIPAL INVESTMENT STRATEGIES

Effective January 8, 2019, all references to the Fund's name in the Prospectus and the SAI are deleted and replaced with the following:

PIMCO Emerging Markets Local Currency and Bond Fund

In addition, effective January 8, 2019, the first paragraph of the "Principal Investment Strategies" section of the Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The Fund's investment objective is maximum total return, consistent with preservation of capital and prudent investment management. The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in currencies of, or Fixed Income Instruments denominated in the currencies of, emerging market countries and in Fixed Income Instruments, each of which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in forwards or derivatives denominated in any currency, and forwards or derivatives denominated in any currency will be included under the 80% of assets policy noted above so long as the underlying asset of such forwards or derivatives is a currency of an emerging market country, a Fixed Income Instrument denominated in the currency of an emerging market country, or a Fixed Income Instrument. The Fund may, but is not required to, hedge its exposure to non-U.S. currencies. Assets not invested in currencies of emerging market countries, Fixed Income Instruments denominated in currencies of emerging market countries, or Fixed Income Instruments, each as described above, may be invested in other types of instruments.